Consolidated Statements of Operations and Comprehensive Income (Parenthetical) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Distribution revenues	4,903	4,484
Transmission revenues	1,588	1,529
Purchased power costs	3,419	3,020
Related Party [Member]
Distribution revenues	159	160
Transmission revenues	1,567	1,517
Purchased power costs	2,633	2,500